Document and Entity Information Document	Aug. 04, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 04, 2021
Entity Registrant Name	Two Harbors Investment Corp.
Entity Central Index Key	0001465740
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-34506
Entity Tax Identification Number	27-0312904
Entity Address, Address Line One	601 Carlson Parkway, Suite 1400
Entity Address, City or Town	Minnetonka,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55305
City Area Code	612
Local Phone Number	-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TWO
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series A Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	8.125% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRA
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series B Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.625% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRB
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.25% Series C Cumulative Redeemable Preferred Stock
Trading Symbol	TWO PRC
Security Exchange Name	NYSE